Fees Summary	Oct. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 927,428,979
Previously Paid Amount	0.00
Total Fee Amount	0.00
Total Offset Amount	0.00
Net Fee	$ 0.00
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A